Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Post-employment Benefits
Schedule of actuarial assumptions-present value of defined benefit obligations

	2023	2022
Discount rate	10.4%	10.2%
Salary increase	5.2%	5.2%
Inflation rate	3.7%	3.7%

Schedule of reconciliation between defined benefit obligations and post-employment benefit liability (asset)

The reconciliation between defined benefit obligations and post-employment benefit liability in the consolidated statements of financial position as of December 31, 2023 and 2022, is presented as follows:

	As of December 31, 2023
			Seniority
	Pensions		Premiums		2023
Vested benefit obligations	Ps.	407,652	Ps.	238,295	Ps.	645,947
Unvested benefit obligations		271,570		290,011		561,581
Defined benefit obligations		679,222		528,306		1,207,528
Fair value of plan assets		436,091		38,388		474,479
Underfunded status of the plans	Ps.	243,131	Ps.	489,918	Ps.	733,049
Post-employment benefit liability	Ps.	243,131	Ps.	489,918	Ps.	733,049

	As of December 31, 2022
			Seniority
	Pensions		Premiums		2022
Vested benefit obligations	Ps.	323,414	Ps.	261,857	Ps.	585,271
Unvested benefit obligations		403,549		288,413		691,962
Defined benefit obligations		726,963		550,270		1,277,233
Fair value of plan assets		459,618		46,147		505,765
Underfunded status of the plans	Ps.	267,345	Ps.	504,123	Ps.	771,468
Post-employment benefit liability	Ps.	267,345	Ps.	504,123	Ps.	771,468

Schedule of the components of net periodic pension and seniority premium cost

	2023		2022
Service cost	Ps.	82,190	Ps.	94,416
Interest cost		110,925		99,889
Prior service cost for plan amendments		(64,812)		(7,070)
Interest on plan assets		(40,646)		(35,846)
Net periodic cost	Ps.	87,657	Ps.	151,389

Schedule of defined benefit obligations, plan assets and funded status

			Seniority
	Pensions		Premiums		2023		2022
Defined benefit obligations:
Beginning of year	Ps.	726,963	Ps.	550,270	Ps.	1,277,233	Ps.	3,184,365
Retirement of discontinued operation		—		—		—		(1,806,713)
Service cost		24,879		57,311		82,190		94,416
Interest cost		57,739		53,186		110,925		99,889
Benefits paid		(42,076)		(31,568)		(73,644)		(86,210)
Remeasurement of post-employment benefit obligations		(99,329)		(25,035)		(124,364)		(201,444)
Past service cost		11,046		(75,858)		(64,812)		(7,070)
End of year		679,222		528,306		1,207,528		1,277,233

Fair value of plan assets:
Beginning of year		459,618		46,147		505,765		1,270,685
Retirement of discontinued operation		—		—		—		(695,594)
Return on plan assets		36,571		4,075		40,646		35,846
Remeasurement on plan assets		(29,180)		(11,249)		(40,429)		(43,325)
Benefits paid		(30,918)		(585)		(31,503)		(61,847)
End of year		436,091		38,388		474,479		505,765
Unfunded status of the plans	Ps.	243,131	Ps.	489,918	Ps.	733,049	Ps.	771,468

Schedule of changes in the net post-employment benefit liability and remeasurement adjustments

The changes in the net post-employment liability in the consolidated statements of financial position as of December 31, 2023 and 2022, are as follows:

			Seniority
	Pensions		Premiums		2023		2022
Net post-employment liability at beginning of year	Ps.	267,345	Ps.	504,123	Ps.	771,468	Ps.	1,913,680
Retirement of discontinued operation		—		—		—		(1,111,119)
Net periodic cost		57,093		30,564		87,657		151,389
Remeasurement of post-employment benefits		(70,149)		(13,786)		(83,935)		(158,119)
Benefits paid		(11,158)		(30,983)		(42,141)		(24,363)
Net post-employment liability at end of year	Ps.	243,131	Ps.	489,918	Ps.	733,049	Ps.	771,468

The post-employment benefits as of December 31, 2023 and 2022, and remeasurements adjustments for the years ended December 31, 2023 and 2022, are summarized as follows:

	2023		2022
Pensions:
Defined benefit obligations	Ps.	679,222	Ps.	726,963
Plan assets		436,091		459,618
Unfunded status of plans		243,131		267,345
Remeasurements adjustments (1)		(70,149)		(113,456)

Seniority premiums:
Defined benefit obligations	Ps.	528,306	Ps.	550,270
Plan assets		38,388		46,147
Unfunded status of plans		489,918		504,123
Remeasurements adjustments (1)		(13,786)		(44,663)

(1)	On defined benefit obligations and plan assets.

Schedule of the weighted average assets allocation by assets category

	2023	2022
Equity securities (1)	42.1%	36.1%
Fixed rate instruments	57.9%	63.9%
Total	100.0%	100.0%

(1)	Included within plan assets at December 31, 2023 and 2022, are shares of the Company held by the trust with a fair value of Ps.34,851 and Ps.23,865, respectively.

Schedule of plan assets measured at fair value

The following table summarizes the Group’s plan assets measured at fair value on a recurring basis as of December 31, 2023 and 2022:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2023		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	34,851	Ps.	34,851	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		23,703		23,703		—		—
Money market securities (3)		238,556		238,556		—		—
Other equity securities		163,698		163,698		—		—
Total investment assets		460,808		460,808		—		—
Cash management		13,671		—		—		—
Total investment assets and cash management	Ps.	474,479	Ps.	460,808	Ps.	—	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2022		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	23,865	Ps.	23,865	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		21,685		21,685		—		—
Money market securities (3)		255,588		255,588		—		—
Other equity securities		145,327		145,327		—		—
Total investment assets		446,465		446,465		—		—
Cash management		59,300		—		—		—
Total investment assets and cash management	Ps.	505,765	Ps.	446,465	Ps.	—	Ps.	—

(1)	Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. All common stock included in this line item relate to the Company’s CPOs.
(2)	Mutual funds consist of fixed rate instruments. These are valued at the net asset value provided by the administrator of the fund.
(3)	Money market securities consist of government debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes.

Schedule of the weighted average durations of the defined benefit plans

	2023	2022
Seniority Premiums	9.0 years	8.7 years
Pensions	3.0 years	3.8 years